Intellectual Property	9 Months Ended
Apr. 30, 2022
Intellectual Property

5. Intellectual Property

The attributable intellectual property relates to Sapientia’s various patents, which the Company is amortizing over 20 years, consistent with its accounting policy. During the three and nine months ended April 30, 2022, the Company recorded $3,817 and $11,454 respectively in amortization on intellectual property (for the three and nine months ended April 30, 2021 - $3,814 and $11,443, respectively).

Costs			Accumulated Amortization			Net Book Value
July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the year	July 31, 2021	July 31, 2021
$305,130	$-	$305,130	$44,263	$15,256	$59,520	$245,610

April 30, 2022:
July 31, 2021	Additions	April 30, 2022	July 31, 2021	Amortization during the period	April 30, 2022	April 30, 2022
$305,130	$-	$305,130	$59,520	$11,454	$70,974	$234,156

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)